NET INCOME PER UNIT	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
9. NET INCOME PER UNIT
Net income per unit is calculated for the Partnership only for periods after the Offering as no units were outstanding prior to May 14, 2014. Earnings in excess of distributions are allocated to the limited partners based on their respective ownership interests. Payments made to PBFX's unitholders are determined in relation to actual distributions declared and are not based on the net income (loss) allocations used in the calculation of net income (loss) per unit.
Diluted net income per unit includes the effects of potentially dilutive units of PBFX's common units that consist of unvested phantom units. Diluted net income per unit excludes the effects of 254,000 phantom units because they were anti-dilutive for the year ended December 31, 2014. Basic and diluted net income per unit applicable to subordinated limited partners are the same because there are no potentially dilutive subordinated units outstanding.
In addition to the common and subordinated units, PBFX has also identified the general partner interest and incentive distribution rights as participating securities and uses the two-class method when calculating the net income per unit applicable to limited partners that is based on the weighted-average number of common units outstanding during the period. In 2014, the Partnership issued 1,210,471 additional common units to PBF LLC in conjunction with the DCR West Rack Acquisition and the Toledo Storage Facility Acquisition. As of December 31, 2014, there were no incentive distribution right amounts available for distribution to PBF LLC. Therefore, net income available to the limited partner units has not been reduced.
When calculating basic earnings per unit under the two-class method for a master limited partnership, net income for the current reporting period is reduced by the amount of available cash that has been or will be distributed to the general partner, limited partners, and IDR holders for that reporting period. The following table shows the calculation of earnings less than distributions:

Year ended December 31, 2014
Net income	$17,842
Less distributions declared on:
Limited partner common units - public	12,706
Limited partner common units - PBF LLC	635
Limited partner subordinated units - PBF LLC	12,551
General partner - PBF LLC	—
Total distributions declared	25,892
Earnings less than distributions	$(8,050)

	Year ended December 31, 2014
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	General Partner - PBF LLC	Total
Net income (loss):
Distributions declared	$12,706	$635	$12,551	$—	$25,892
Earnings less than distributions	2,034	(220)	2,258	(12,122)	(8,050)
Net income (loss)	$14,740	$415	$14,809	$(12,122)	$17,842

Weighted-average units outstanding - basic	15,812,500	355,302	15,886,553
Weighted-average units outstanding - diluted	15,814,525	355,302	15,886,553

Net income per limited partner unit - basic	$0.93	$1.17	$0.93
Net income per limited partner unit - diluted	$0.93	$1.17	$0.93